Revenue Recognition - Schedule of Net Sales by Geography (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales Information [Line Items]
Net Sales	$ 6,827.3	$ 6,127.5	$ 6,960.6
Americas [Member]
Sales Information [Line Items]
Net Sales	4,102.1	3,699.5	4,148.8
EMEA [Member]
Sales Information [Line Items]
Net Sales	1,477.2	1,237.3	1,554.8
Asia Pacific [Member]
Sales Information [Line Items]
Net Sales	$ 1,248.0	$ 1,190.7	$ 1,257.0